Inventories - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Inventory [Line Items]
Loss on write-off of obsolete inventory	669
Inventory Adjustments	0	0